Analysis of cash flows (Details) - GBP (£) £ in Millions		6 Months Ended
		Jun. 30, 2025	Jun. 30, 2024
Analysis of cash flows [Abstract]
Profit for the period		£ 70	£ 246
Taxation		28	92
Revaluation and retranslation of financial instruments		11	(35)
Finance costs		178	210
Finance and investment income		(49)	(74)
Earnings from associates		(17)	(16)
Operating profit		221	423
Adjustments for:
Non-cash share-based incentive plans (including share options)		41	56
Depreciation of property, plant and equipment		82	81
Depreciation of right-of-use assets		101	110
Goodwill impairment		116	0
Impairment of investments in associates		0	23
Property-related impairment charges		5	4
Amortisation and impairment of acquired intangible assets		32	57
Amortisation of other intangible assets		20	14
Gains on disposal of investments and subsidiaries		(2)	(8)
Gains on sale of property, plant and equipment		0	(2)
Operating cash flow before movements in working capital and provisions		616	758
Decrease in trade receivables and accrued income		375	430
Decrease in trade payables and deferred income		(1,303)	(1,055)
Increase in other receivables		(219)	(109)
Decrease in other payables		(186)	(337)
(Decrease) / increase in provisions		(15)	15
Cash used by operations		(732)	(298)
Corporation and overseas tax paid		(168)	(168)
Interest paid on lease liabilities		(50)	(47)
Other interest and similar charges paid		(117)	(118)
Interest received		24	69
Investment income		5	5
Dividends from associates		15	18
Earnout payments recognised in operating activities		(13)	(1)
Net cash outflow from operating activities	[1]	£ (1,036)	£ (540)

[1]	Contingent consideration liability payments in excess of the amount determined at acquisition are recorded as operating activities.